Prepayments and Other Assets	6 Months Ended
Jun. 30, 2026
Prepayments and Other Assets [Abstract]
PREPAYMENTS AND OTHER ASSETS
6.	PREPAYMENTS AND OTHER ASSETS

The breakdown of prepayments and other assets is as follows:

	At June 30,	At December 31,
In thousands of USD	2026	2025
Prepayments to suppliers	202,004	667,462
Deposits (1)	65,063	35,650
Deductible input value-added tax	18,616	12,059
Prepayments of income tax	2,459	2,459
Others	7,012	5,342
Total	295,154	722,972

Current	89,892	698,291
Noncurrent	205,262	24,681
	295,154	722,972

(1)	The Group pays deposits to certain electricity service providers.

During the periods ended June 30, 2026 and 2025, the Group did not recognize any allowance for expected credit losses or impairment for prepayments and other assets.